Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2025 Fund

December 31, 2019

AFF25-QTLY-0220
1.811335.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/27/20 to 3/26/20 (a)
(Cost $877,265)	880,000	877,372
	Shares	Value

Domestic Equity Funds - 33.9%
Fidelity Advisor Series Equity Growth Fund (b)	7,755,735	$109,898,767
Fidelity Advisor Series Growth Opportunities Fund (b)	5,591,182	72,405,808
Fidelity Advisor Series Small Cap Fund (b)	4,613,326	53,468,446
Fidelity Series All-Sector Equity Fund (b)	4,870,869	50,510,907
Fidelity Series Commodity Strategy Fund (b)	22,163,084	105,496,280
Fidelity Series Large Cap Stock Fund (b)	12,140,164	192,300,192
Fidelity Series Large Cap Value Index Fund (b)	1,575,809	20,784,915
Fidelity Series Opportunistic Insights Fund (b)	5,669,197	102,612,471
Fidelity Series Small Cap Opportunities Fund (b)	4,818,662	67,461,270
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,840,795	125,174,912
Fidelity Series Value Discovery Fund (b)	9,102,837	123,707,551
TOTAL DOMESTIC EQUITY FUNDS
(Cost $816,260,493)		1,023,821,519

International Equity Funds - 27.4%
Fidelity Series Canada Fund (b)	2,007,372	22,663,230
Fidelity Series Emerging Markets Fund (b)	2,825,669	27,578,527
Fidelity Series Emerging Markets Opportunities Fund (b)	12,163,219	250,927,212
Fidelity Series International Growth Fund (b)	11,640,693	203,944,940
Fidelity Series International Small Cap Fund (b)	2,502,893	43,325,077
Fidelity Series International Value Fund (b)	19,612,672	194,165,457
Fidelity Series Overseas Fund (b)	7,809,634	84,187,857
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $639,787,564)		826,792,300

Bond Funds - 33.6%
Fidelity Series Emerging Markets Debt Fund (b)	1,969,288	18,905,166
Fidelity Series Floating Rate High Income Fund (b)	415,291	3,862,207
Fidelity Series High Income Fund (b)	2,240,428	21,485,700
Fidelity Series Inflation-Protected Bond Index Fund (b)	18,564,385	186,572,071
Fidelity Series International Credit Fund (b)	169,746	1,711,039
Fidelity Series Investment Grade Bond Fund (b)	59,945,427	693,568,591
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,592,990	75,704,240
Fidelity Series Real Estate Income Fund (b)	1,270,003	14,135,128
TOTAL BOND FUNDS
(Cost $991,202,734)		1,015,944,142

Short-Term Funds - 5.2%
Fidelity Cash Central Fund 1.58% (c)	2,723,006	2,723,551
Fidelity Series Government Money Market Fund 1.65% (b)(d)	123,793,237	123,793,237
Fidelity Series Short-Term Credit Fund (b)	3,048,411	30,727,985
TOTAL SHORT-TERM FUNDS
(Cost $156,918,883)		157,244,773
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,605,046,939)		3,024,680,106
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,886,492)
NET ASSETS - 100%		$3,022,793,614

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	25	March 2020	$4,038,875	$75,141	$75,141
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	37	March 2020	3,767,525	(35,376)	(35,376)
TOTAL FUTURES CONTRACTS					$39,765

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $877,372.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,251
Total	$56,251

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$133,889,507	$16,830,698	$44,720,894	$13,645,790	$10,362,260	$(6,462,804)	$109,898,767
Fidelity Advisor Series Growth Opportunities Fund	92,236,051	18,905,821	33,767,986	16,748,120	9,969,431	(14,937,509)	72,405,808
Fidelity Advisor Series Small Cap Fund	59,558,327	3,687,892	15,525,335	1,583,890	1,239,116	4,508,446	53,468,446
Fidelity Series All-Sector Equity Fund	60,005,061	5,144,875	19,078,381	3,692,693	21,753	4,417,599	50,510,907
Fidelity Series Canada Fund	19,112,491	3,839,700	2,212,309	504,780	17,678	1,905,670	22,663,230
Fidelity Series Commodity Strategy Fund	67,813,381	48,415,237	10,723,856	1,579,584	(1,241,855)	1,233,373	105,496,280
Fidelity Series Emerging Markets Debt Fund	20,071,618	1,436,879	2,613,254	878,385	(39,039)	48,962	18,905,166
Fidelity Series Emerging Markets Fund	21,387,953	8,087,620	2,003,724	618,610	(19,527)	126,205	27,578,527
Fidelity Series Emerging Markets Opportunities Fund	200,497,526	43,404,810	17,536,990	6,104,281	(200,511)	24,762,377	250,927,212
Fidelity Series Floating Rate High Income Fund	3,950,579	294,634	394,984	174,905	(7,995)	19,973	3,862,207
Fidelity Series Government Money Market Fund 1.65%	133,487,839	59,898,854	69,593,456	2,188,275	--	--	123,793,237
Fidelity Series High Income Fund	26,316,404	1,661,430	6,930,144	1,070,478	(212,561)	650,571	21,485,700
Fidelity Series Inflation-Protected Bond Index Fund	120,920,595	72,918,876	10,583,178	2,376,595	27,966	3,287,812	186,572,071
Fidelity Series International Credit Fund	1,580,415	100,627	--	100,627	--	20,186	1,711,039
Fidelity Series International Growth Fund	182,036,344	12,232,142	17,512,818	7,196,537	1,931,764	25,257,508	203,944,940
Fidelity Series International Small Cap Fund	43,024,293	3,115,594	7,539,554	1,883,966	633,085	4,091,659	43,325,077
Fidelity Series International Value Fund	173,983,022	28,250,200	20,261,181	7,605,121	134,273	12,059,143	194,165,457
Fidelity Series Investment Grade Bond Fund	578,541,563	157,769,872	63,063,235	14,752,363	40,425	20,279,966	693,568,591
Fidelity Series Large Cap Stock Fund	224,696,763	20,031,344	68,660,846	14,475,401	(1,155,551)	17,388,482	192,300,192
Fidelity Series Large Cap Value Index Fund	24,894,526	1,854,141	7,451,015	1,261,978	1,307,574	179,689	20,784,915
Fidelity Series Long-Term Treasury Bond Index Fund	163,441,825	21,989,369	118,045,042	7,807,604	11,578,256	(3,260,168)	75,704,240
Fidelity Series Opportunistic Insights Fund	124,294,179	11,529,390	38,586,105	8,539,436	6,185,567	(810,560)	102,612,471
Fidelity Series Overseas Fund	--	77,798,814	--	309,911	--	6,389,043	84,187,857
Fidelity Series Real Estate Income Fund	13,863,553	1,226,533	1,244,496	849,492	21,879	267,659	14,135,128
Fidelity Series Short-Term Credit Fund	33,592,360	8,896,654	12,151,202	681,755	69,555	320,618	30,727,985
Fidelity Series Small Cap Opportunities Fund	76,888,547	6,751,704	18,925,232	4,841,205	870,477	1,875,774	67,461,270
Fidelity Series Stock Selector Large Cap Value Fund	148,034,308	9,662,233	43,390,501	6,042,732	1,595,522	9,273,350	125,174,912
Fidelity Series Value Discovery Fund	145,224,728	8,237,540	41,289,570	4,746,350	3,729,200	7,805,653	123,707,551
Total	$2,893,343,758	$653,973,483	$693,805,288	$132,260,864	$46,858,742	$120,698,677	$3,021,079,183

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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